Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
5. Commitments and Contingencies
Commitments
In May 2021, the Company amended a certain agreement with a cloud service provider to increase the aggregate spend commitment from $130.0 million to $300.0 million through May 2026.
Contingencies
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated.
Letters of Credit
As of December 31, 2020 and September 30, 2021 the Company had outstanding letters of credit in the aggregate amount of $
11.1 million, which were issued as security for certain leased office facilities under the Credit Agreement. These letters of credit have never been drawn upon.
Legal Proceedings
The Company is involved from time to time in litigation, claims, and proceedings. The outcomes of the Company’s legal proceedings are inherently unpredictable and subject to significant uncertainty.
The Company records a liability when it is probable that a loss has been incurred and the amount can be reasonably estimated. If it is determined that a loss is reasonably possible and the loss or range of loss can be estimated, the reasonably possible loss is disclosed. The Company evaluates developments in legal matters that could affect the amount of liability that has been previously accrued, and related reasonably possible losses disclosed, and makes adjustments as appropriate. Significant judgment is required to determine the likelihood of matters and the estimated amount of losses related to such matters. To date, losses in connection with legal proceedings have not been material.

The Company expenses legal fees in the period in which they are incurred.
Indemnifications
The Company enters into indemnification provisions under agreements with other parties in the ordinary course of business, including certain customers, business partners, investors, contractors and the Company’s officers, directors and certain employees. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s condensed consolidated statements of operations in connection with the indemnification provisions have not been material. As of September 30, 2021, the Company did not have any material indemnification claims that were probable or reasonably possible.
Non-income Taxes
The Company may be subject to audit by various tax authorities with regard to non-income tax
matters. The subject matter
of non-income tax
audits primarily arises from different interpretations on tax treatment and tax rates applied. The Company accrues liabilities for non-income taxes
that may result from examinations by, or any negotiated agreements with, these tax authorities when a loss is probable and reasonably estimable, and the expense is recorded as a reduction of revenue or to general and administrative expenses depending on the nature of the liability.

5. Commitments and Contingencies
Commitments
—In December 2020, the Company entered into a commercial agreement with a cloud service provider under which the Company committed to spend a minimum of $130.0 million on certain cloud platform services over a period of five years. As of December 31, 2020, the Company had $131.2 million and $5.0 million of
non-cancelable
minimum purchase commitments, primarily related to the cloud service provider, and obtaining rights to intellectual property from third-party developers, respectively. Future minimum payments under these non-cancelable
purchase commitments were as follows (in thousands):

2021	$16,389
2022	27,436
2023	28,423
2024	31,000
2025	33,000

Total non-cancelable purchase commitments	$136,248

Payments made under these
non-cancelable
purchase commitments were not material for the year ended December 31, 2018, 2019 and 2020.
Contingencies
—From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated.
Letters of Credit
—As of December 31, 2020, the Company had outstanding letters of credit in the aggregate amount of $11.1 million, which were issued as security for certain leased office facilities under the Credit Agreement (see Note 9). These letters of credit have never been drawn upon. As of December 31, 2019, the outstanding letter of credit was immaterial.
Legal Proceedings
—
The Company is involved from time to time in litigation, claims, and proceedings. The outcomes of the Company’s legal proceedings are inherently unpredictable and subject to significant uncertainty.
The Company records a liability when it is probable that a loss has been incurred and the amount can be reasonably estimated. If it is determined that a loss is reasonably possible and the loss or range of loss can be estimated, the reasonably possible loss is disclosed. The Company evaluates developments in legal matters that could affect the amount of liability that has been previously accrued, and related reasonably possible losses disclosed, and makes adjustments as appropriate. Significant judgment is required to determine the likelihood of matters and the estimated amount of a loss related to such matters. To date, losses in connection with legal proceedings have not been material.
The Company expenses legal fees in the period in which they are incurred.
Indemnifications
—The Company enters into indemnification provisions under agreements with other parties in the ordinary course of business, including certain customers, business partners, investors, contractors and the Company’s officers, directors and certain employees. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations in connection with the indemnification provisions have not been material. As of December 31, 2020, the Company did not have any material indemnification claims that were probable or reasonably possible.
Non-income
Taxes
—The Company may be subject to audit by various tax authorities with regard to non-income
tax matters. The subject matter of
non-income
tax audits primarily arises from different
interpretations on tax treatment and tax rates applied. The Company accrues liabilities for non-income
taxes that may result from examinations by, or any negotiated agreements with, these tax authorities when a loss is probable and reasonably estimable, and the expense is recorded as a reduction of revenue or to general and administrative expenses depending on the nature of the liability.